UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2007

Date of reporting period: March 31, 2007


Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2007
                                  (unaudited)


                                    Shares    Value (A)
-                                  --------- ------------
Stocks and Convertible Securities -- 96.5%

  Consumer -- 17.6%
   Consumer Discretionary -- 7.0%
   BJ's Wholesale Club, Inc. (B)     500,000 $ 16,915,000
   Clear Channel
    Communications, Inc.             175,000    6,132,000
   Comcast Corp. (B)                 525,000   13,623,750
   Gannett Co., Inc.                 112,500    6,332,625
   Harley-Davidson, Inc.             120,000    7,050,000
   Newell Rubbermaid Inc.            400,000   12,436,000
   OSI Restaurant Partners, Inc.     315,000   12,442,500
   Ryland Group Inc. (C)             135,000    5,695,650
   Target Corp.                      290,000   17,185,400
                                             ------------
                                               97,812,925
                                             ------------
   Consumer Staples -- 10.6%
   Avon Products, Inc.               430,000   16,021,800
   Bunge Ltd.                        180,000   14,799,600
   Coca-Cola Co.                     200,000    9,600,000
   Dean Foods Co. (B)                340,000   15,891,600
   Del Monte Foods Co.             1,115,000   12,800,200
   PepsiCo, Inc.                     400,000   25,424,000
   Procter & Gamble Co.              340,000   21,474,400
   Safeway Inc.                      390,000   14,289,600
   Unilever plc ADR                  550,000   16,538,500
                                             ------------
                                              146,839,700
                                             ------------
  Energy -- 12.1%
   ConocoPhillips                    345,000   23,580,750
   ENSCO International, Inc.         209,150   11,377,760
   Exxon Mobil Corp.                 215,000   16,221,750
   Marathon Oil Co.                  120,000   11,859,600
   Murphy Oil Corp.                   38,500    2,055,900
   Petroleum & Resources
    Corporation (D)                2,186,774   75,727,984
   Schlumberger Ltd.                 380,000   26,258,000
                                             ------------
                                              167,081,744
                                             ------------
  Financials -- 18.7%
   Banking -- 15.0%
   BankAtlantic Bancorp, Inc.        880,000    9,644,800
   Bank of America Corp.             610,000   31,122,200
   Bank of New York Co., Inc.
    (The)                            375,000   15,206,250
   Compass Bancshares Inc.           300,000   20,640,000
   Fifth Third Bancorp (C)           280,000   10,833,200
   Investors Financial Services
    Corp.                            382,500   22,242,375
   Morgan Stanley                    170,000   13,389,200
   PNC Financial Services Group
    Inc.                             200,000   14,394,000
   Prosperity Bancshares, Inc.       200,000    6,948,000
   Wachovia Corp.                    470,000   25,873,500
   Wells Fargo & Co.                 650,000   22,379,500
   Wilmington Trust Corp.            363,000   15,307,710
                                             ------------
                                              207,980,735
                                             ------------

                                     Shares    Value (A)
-                                   --------- ------------
   Insurance -- 3.7%
   AMBAC Financial Group, Inc.        200,000 $ 17,278,000
   American International Group,
    Inc.                              500,000   33,610,000
                                              ------------
                                                50,888,000
                                              ------------
  Health Care -- 12.5%
   Abbott Laboratories                320,000   17,856,000
   Advanced Medical Optics,
    Inc. (B)                          325,000   12,090,000
   Bristol-Myers Squibb Co.           345,000    9,577,200
   CVS/Caremark Corp.                 208,750    7,126,725
   Genentech, Inc. (B)                220,000   18,066,400
   Johnson & Johnson                  255,000   15,366,300
   MedImmune, Inc. (B)                225,000    8,187,750
   Medtronic, Inc.                    310,000   15,208,600
   Pfizer Inc.                      1,120,000   28,291,200
   Teva Pharmaceutical Industries
    Ltd. ADR                          385,000   14,410,550
   Wyeth Co.                          325,000   16,259,750
   Zimmer Holdings, Inc. (B)          125,000   10,676,250
                                              ------------
                                               173,116,725
                                              ------------
  Industrials -- 13.0%
   Cintas Corp. (C)                   300,000   10,830,000
   Curtiss-Wright Corp.               460,000   17,728,400
   Emerson Electric Co.               400,000   17,236,000
   General Electric Co.             1,487,700   52,605,072
   Illinois Tool Works Inc.           250,000   12,900,000
   Masco Corp. (C)                    450,000   12,330,000
   Oshkosh Truck Corp.                270,000   14,310,000
   3M Co.                             160,000   12,228,800
   United Parcel Service, Inc.        155,000   10,865,500
   United Technologies Corp.          300,000   19,500,000
                                              ------------
                                               180,533,772
                                              ------------
  Information Technology -- 11.0%
   Communication Equipment -- 1.3%
   Avaya Inc. (B)                     600,000    7,086,000
   Corning Inc. (B)                   500,000   11,370,000
                                              ------------
                                                18,456,000
                                              ------------
   Computer Related -- 8.1%
   Automatic Data Processing Inc.     300,000   14,520,000
   BEA Systems, Inc. (B)              800,000    9,272,000
   Cisco Systems, Inc. (B)            850,000   21,700,500
   Dell Inc. (B)                      585,000   13,577,850
   Microsoft Corp.                  1,180,000   32,886,600
   Oracle Corp. (B)                 1,100,000   19,943,000
                                              ------------
                                               111,899,950
                                              ------------
   Electronics -- 1.6%
   Cree, Inc. (B)(C)                  375,000    6,172,500
   Intel Corp.                        800,000   15,304,000
                                              ------------
                                                21,476,500
                                              ------------

--------------------------------------------------------------------------------

                                March 31, 2007
                                  (unaudited)

                                      Shares    Value (A)
-                                     ------- --------------
  Materials -- 5.2%
   Air Products and Chemicals, Inc.   250,000 $   18,472,500
   du Pont (E.I.) de Nemours
    and Co.                           360,000     17,794,800
   Florida Rock Industries Inc.       200,000     13,458,000
   Martin Marietta Materials, Inc.     14,600      1,973,920
   Rohm & Haas Co.                    400,000     20,688,000
                                              --------------
                                                  72,387,220
                                              --------------
  Telecom Services -- 2.8%
   Alltel Corp.                       300,000     18,600,000
   AT&T Corp.                         400,000     15,772,000
   Windstream Corp.                   310,178      4,556,515
                                              --------------
                                                  38,928,515
                                              --------------
  Utilities -- 3.6%
   Aqua America, Inc.                 608,000     13,649,600
   Duke Energy Corp.                  611,560     12,408,552
   MDU Resources Group, Inc.          562,500     16,166,250
   Spectra Energy Corp.               305,780      8,032,840
                                              --------------
                                                  50,257,242
                                              --------------
Total Stocks and Convertible Securities
 (Cost $913,530,603) (E)                      $1,337,659,028
                                              --------------

                                 Prin. Amt.      Value (A)
-                                -----------  --------------
Short-Term Investments -- 3.3%
   U.S. Government Obligations --1.2%
   U.S. Treasury Bills,
    5.00%, due 5/17/07           $16,500,000  $   16,394,583
                                              --------------
   Time Deposit -- 0.0%
   Citibank, N.A.,
    4.69%, due 4/2/07                                348,083
                                              --------------
   Commercial Paper -- 2.1%
   American General Finance,
    Inc., 5.20 - 5.25%, due
    4/3/07-4/5/07                 10,800,000      10,795,392
   Chevron Funding Corp.,
    5.21%, due 4/19/07             5,900,000       5,884,630
   General Electric Capital
    Corp., 5.22 - 5.23%, due
    4/5/07-4/26/07                 9,500,000       9,479,802
   Toyota Motor Credit Corp.,
    5.22%, due 4/12/07             3,300,000       3,294,737
                                              --------------
                                                  29,454,561
                                              --------------
Total Short-Term Investments
 (Cost $46,197,227)                               46,197,227
                                              --------------
Total Securities Lending Collateral -- 2.1%
(Cost $28,643,337)
   Brown Brothers Investment
    Trust, 5.26%, due 4/2/07                      28,643,337
                                              --------------

Total Investments -- 101.9%
 (Cost $988,371,167)                           1,412,499,592
  Cash, receivables, prepaid pension cost,
   prepaid expenses and other assets, less
   liabilities -- (1.9)%                         (26,207,414)
                                              --------------
Net Assets -- 100%                            $1,386,292,178
                                              ==============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)Presently non-dividend paying.
(C)Some of the shares of this company are on loan. See note 8 to financial statements.
(D)Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)The aggregate market value of stocks held in escrow at March 31, 2007 covering open call option contracts written was $17,688,210. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $9,290,000.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                                March 31, 2007
                                  (unaudited)

 Contracts                                            Contract
(100 shares                                    Strike Expiration  Appreciation/
   each)                 Security              Price   Date       (Depreciation)
--------------------------------------------------------------------------------

                        COVERED CALLS

     200    Air Products and Chemicals, Inc... $  80  Jun    07     $   5,399
     100    Bunge Ltd.........................  70    Apr    07      (116,125)
     150    Bunge Ltd.........................  75    Apr    07       (95,701)
     100    Bunge Ltd.........................  80    Apr    07       (21,300)
     100    Bunge Ltd.........................  90    Jul    07       (15,800)
     375    Comcast Corp......................  33    Jul    07        24,874
     100    Harley-Davidson, Inc..............  80    May    07        10,499
     250    Investors Financial Services Corp.  50    Apr    07      (180,126)
     100    Marathon Oil Co...................  105   Apr    07        14,724
     100    Martin Marietta Materials, Inc....  130   Apr    07       (51,528)
     100    Morgan Stanley....................  75    Apr    07       (19,301)
     100    Morgan Stanley....................  80    Apr    07        (2,800)
     100    Morgan Stanley....................  85    Jul    07        (6,800)
     200    Ryland Group Inc..................  65    Jul    07        39,398
     250    Safeway Inc.......................  40    Sep    07        (8,376)
     100    Target Corp.......................  65    Apr    07        12,200
     100    Target Corp.......................  70    Jul    07         9,950
      45    3M Co.............................  85    Apr    07         5,490
     100    United Technologies Corp..........  75    May    07        12,200
     100    Zimmer Holdings, Inc..............  85    Jun    07       (19,301)
   -----                                                            ---------
   2,770                                                             (402,424)
   -----                                                            ---------

                     COLLATERALIZED PUTS

     150    Advanced Medical Optics, Inc......  35    Apr    07        18,298
     250    ENSCO International, Inc..........  40    Jun    07        37,998
     100    Exxon Mobil Corp..................  65    Jul    07         6,100
     150    Florida Rock Industries Inc.......  40    Jun    07         8,549
     250    Oshkosh Truck Corp................  45    July   07         4,249
     150    Oshkosh Truck Corp................  50    Jul    07       (10,950)
     100    PNC Financial Services Group, Inc. 72.50  May    07       (11,800)
     100    PNC Financial Services Group, Inc.  70    Aug    07       (12,300)
     100    Ryland Group Inc..................  40    Apr    07         2,750
     100    Ryland Group Inc.................. 42.50  Apr    07        (4,800)
      35    Ryland Group Inc..................  40    Jul    07        (6,405)
     250    3M Co.............................  70    Jul    07        15,499
     100    Wachovia Corp.....................  50    Apr    07        10,900
   -----                                                            ---------
   1,835                                                               58,088
   -----                                                            ---------
                                                                    $(344,336)
                                                                    =========

                                                                             11


         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at March 31, 2007 was $987,883,916 and net unrealized appreciation aggregated $424,615,676, of which the related gross unrealized appreciation and depreciation were $485,201,590 and $60,585,914, respectively.


8. PORTFOLIO SECURITIES LOANED
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2007, the Company had securities on loan of $28,050,440 and held collateral of $28,643,337, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 30, 2007, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of April 30, 2007, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.
The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 30, 2007


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 30, 2007